CURRENT FINANCIAL ASSETS AND OTHER FINANCIAL LIABILITIES - Reclassified Gains and Losses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Net revenues/(costs)	€ 3,777	€ 19,724	€ (69,368)
Total recognized in the consolidated income statement	(1,054)	(5,503)	19,354
Total recognized in the consolidated income statement	2,723	14,221	(50,014)
Net revenues/(costs)
Disclosure of detailed information about financial instruments [line items]
Net revenues/(costs)	€ 3,777	€ 19,724	€ (69,368)